3. FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Warrants	$ (5,551)	$ (5,092)
Distributor Debt
Warrants	0	(114)
Short-Term Loans
Warrants	(83)	(83)
Long-Term Loans
Warrants	(2,594)	(893)
Senior Secured Debt
Warrants	(2,838)	(4,002)
Auctus Loan
Warrants	(36)	0
Level 1
Warrants	0	0
Level 1 | Distributor Debt
Warrants	0	0
Level 1 | Short-Term Loans
Warrants	0	0
Level 1 | Long-Term Loans
Warrants	0	0
Level 1 | Senior Secured Debt
Warrants	0	0
Level 1 | Auctus Loan
Warrants	0	0
Level 2
Warrants	0	0
Level 2 | Distributor Debt
Warrants	0	0
Level 2 | Short-Term Loans
Warrants	0	0
Level 2 | Long-Term Loans
Warrants	0	0
Level 2 | Senior Secured Debt
Warrants	0	0
Level 2 | Auctus Loan
Warrants	0	0
Level 3
Warrants	(5,551)	(5,092)
Level 3 | Distributor Debt
Warrants	0	(114)
Level 3 | Short-Term Loans
Warrants	(83)	(83)
Level 3 | Long-Term Loans
Warrants	(2,594)	(893)
Level 3 | Senior Secured Debt
Warrants	(2,838)	(4,002)
Level 3 | Auctus Loan
Warrants	$ (36)	$ 0